INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES

5. INVENTORIES

As of December 31, 2025, and 2024, the Company’s inventories consist of custom designed motors and picture frames. Inventories are valued at the lower cost of the market (net realizable value). As of December 31, 2025, and 2024, there was no impairment to our inventories for lower cost of market adjustments, slow moving or obsolete inventories.